Income from Assets Held for Investment, net (Details Textual)	1 Months Ended				2 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended			201 Months Ended	210 Months Ended
	Mar. 31, 2013 USD ($)	Nov. 30, 2012 USD ($)	Sep. 30, 2012 USD ($)	Aug. 31, 2011 USD ($)	Apr. 30, 2012 USD ($)	Apr. 30, 2013 USD ($)	Oct. 31, 2012 CAD	Apr. 30, 2012 USD ($)	Apr. 30, 2013 USD ($)	Apr. 30, 2012 USD ($)	Jul. 31, 2012 USD ($)	Jul. 31, 2011 USD ($)	Jul. 31, 2010 USD ($)	Jul. 31, 2012 USD ($)	Apr. 30, 2013 USD ($)
Proceeds from Sale of Real Estate Held-for-investment	$ 256,835
Book Value Of Property Sold	169,566		585,064	1,029,435	1,783,932		577,214
Proceeds from sale of property and equipment			1,579,189	1,669,115	2,865,682		1,640,000		1,762,954	4,614,057	4,953,325	0	0	4,953,325	6,716,279
Loss on disposal of property and equipment	87,682		994,125	639,680	1,081,750				1,036,865	1,793,087	2,027,939	(35,878)	0	1,991,150	3,028,015
Mortgage On Property Remaining Principal Amount Discharged Upon Sale	216,810		480,951	659,288	571,680
Discharge Of Mortgage On Property Expenses	13,000
Proceeds From Sale Of Property Remaining Amount	27,025		1,028,780	1,009,827	2,190,952						249,127
Income from assets held for investment, net (Note 3)						126,701		1,148,526	1,210,567	1,928,850	2,206,216	349,458	206,575	4,334,257	5,544,824
Rental Income From Investment									128,760	207,420
Mortgage Debt Securities		853,119
Mortgage Investments Interest Rate		9.75%
Investment Maturity Date		Nov. 30, 2013
Current maturities of long-term debt (Note 10)						$ 625,793			$ 625,793		$ 1,222,746	$ 1,210,271		$ 1,222,746	$ 625,793